Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments
Schedule of segments' statement of comprehensive income

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2023, as presented to the CODM are presented below:

	2023
	PS	DM	CO	Total
Segment net revenue	27,653	4,283	3,916	35,852
Segment profit/(loss) before tax	14,962	1,173	2,558	18,693
Segment net profit/(loss)	11,944	1,017	2,306	15,267

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2022, as presented to the CODM are presented below:

	2022
	PS	DM	CO	Total
Segment net revenue	30,103	815	3,219	34,137
Segment profit/(loss) before tax	20,036	116	(1,643)	18,509
Segment net profit/(loss)	15,799	128	(1,931)	13,996

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	DM	CO	Total
Segment net revenue	21,100	611	1,402	23,113
Segment profit/(loss) before tax	13,832	(23)	(1,097)	12,712
Segment net profit/(loss)	10,971	(47)	(1,330)	9,594

Schedule of segment net revenue

	2021	2022	2023
Revenue from continuing operations under IFRS	2,064	4,214	7,205
Cost of revenue from continuing operations	(1,076)	(2,690)	(4,355)
Revenue from discontinued operations (Note 6)	39,071	47,288	64,115
Cost of revenue from discontinuing operations (Note 6)	(16,946)	(14,675)	(31,113)
Total segments net revenue, as presented to CODM	23,113	34,137	35,852

Schedule of reconciliation of segment profit before tax

	2021	2022	2023
Consolidated profit/(loss) before tax from continuing operations under IFRS	8,230	(1,192)	2,647
Consolidated profit before tax from discontinued operations under IFRS (Note 6)	12,386	19,376	2,298
Gain on disposal of an associate	(8,177)	—	—
Fair value adjustments and their amortization	241	219	(253)
Gain on disposal of subsidiary	—	—	(407)
Impairment of non-current assets	24	47	14,408
Share-based payments	8	59	—
Total segment profit before tax, as presented to CODM	12,712	18,509	18,693

Schedule of reconciliation of segment net profit

	2021	2022	2023
Consolidated net profit/(loss) from continuing operations under IFRS	7,740	(1,736)	2,387
Consolidated net profit from discontinued operations under IFRS (Note 6)	9,796	15,491	689
Gain on disposal of an associate	(8,177)	—	—
Fair value adjustments and their amortization	241	219	(253)
Gain on disposal of subsidiary	—	—	(407)
Impairment of non-current assets	24	47	14,408
Share-based payments	8	59	—
Effect from taxation of the above items	(38)	(84)	(1,557)
Total segment net profit, as presented to CODM	9,594	13,996	15,267

Schedule of revenue from external customers

	2021	2022	2023
Continuing operations
CIS	1,647	2,401	3,054
EU	288	690	1,408
US and Canada	54	404	1,289
Other	75	719	1,454
Total revenue from continuing operations	2,064	4,214	7,205
Discontinued operations
Russia	36,988	45,765	58,602
Other	2,083	1,523	5,513
Total revenue from discontinued operations	39,071	47,288	64,115

Schedule of disaggregation of revenue from contracts with customers

	2023
	PS	DM	CO	Total
Payment processing fees	32,758	—	—	32,758
Cash and settlement service fees	3,021	—	26	3,047
Platform and marketing services related fees	126	22,418	—	22,544
Fees for guarantees issued	13	—	1,831	1,844
Other revenue	419	183	82	684
Total revenue from contracts with customers	36,337	22,601	1,939	60,877
Revenue from continuing operations				6,517
Revenue from discontinued operations (Note6)				54,360

	2022
	PS	DM	CO	Total
Payment processing fees	37,689	—	—	37,689
Cash and settlement service fees	1,299	—	79	1,378
Platform and marketing services related fees	119	1,936	—	2,055
Fees for guarantees issued	17	—	1,506	1,523
Other revenue	374	—	33	407
Total revenue from contracts with customers	39,498	1,936	1,618	43,052
Revenue from continuing operations				4,004
Revenue from discontinued operations (Note6)				39,048

	2021
	PS	DM	CO	Total
Payment processing fees	33,397	—	—	33,397
Cash and settlement service fees	114	—	386	500
Platform and marketing services related fees	145	813	—	958
Fees for guarantees issued	20	—	703	723
Other revenue	322	—	11	333
Total revenue from contracts with customers	33,998	813	1,100	35,911
Revenue from continuing operations				1,876
Revenue from discontinued operations (Note6)				34,035